Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Estimated Financial Information by Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2016:
Total revenue(2)	¥2,995,693	¥800,726	¥326,381	¥981,076	¥309,552	¥5,413,428
Total expense(3)	2,501,616	741,930	205,459	661,920	139,833	4,250,758
Income before income tax expense	494,077	58,796	120,922	319,156	169,719	1,162,670
Net income attributable to Mitsubishi UFJ Financial Group	185,395	173,376	162,620	196,712	84,229	802,332
Total assets at end of fiscal year	176,979,064	52,719,811	26,194,772	25,019,537	11,644,171	292,557,355
Fiscal year ended March 31, 2017:
Total revenue(2)	¥1,903,336	¥749,513	¥330,751	¥818,917	¥384,956	¥4,187,473
Total expense(3)	2,345,731	677,548	138,128	582,665	170,858	3,914,930
Income (loss) before income tax expense (benefit)	(442,395)	71,965	192,623	236,252	214,098	272,543
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(365,734)	119,189	216,584	102,803	129,838	202,680
Total assets at end of fiscal year	191,305,636	46,053,230	23,821,920	25,255,955	10,748,278	297,185,019
Fiscal year ended March 31, 2018:
Total revenue(2)	¥2,127,278	¥1,337,529	¥506,211	¥779,983	¥443,106	¥5,194,107
Total expense(3)	1,687,344	843,885	173,665	651,125	176,269	3,532,288
Income before income tax expense	439,934	493,644	332,546	128,858	266,837	1,661,819
Net income attributable to Mitsubishi UFJ Financial Group	140,091	447,887	322,581	92,016	225,585	1,228,160
Total assets at end of fiscal year	196,121,542	44,831,664	22,342,574	27,163,121	10,111,411	300,570,312

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities [Table Text Block]

	2017	2018
	(in millions)
Cash and due from banks	¥1,179,613	¥1,816,704
Interest-earning deposits in other banks	6,798,036	8,560,283

Total	¥7,977,649	¥10,376,987

Trading account assets	¥27,436,540	¥23,904,678

Investment securities	¥6,863,563	¥7,692,969

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥51,191,297	¥51,339,696

Deposits	¥45,264,323	¥45,818,648

Funds borrowed:
Call money, funds purchased	¥362,984	¥355,666
Payables under repurchase agreements(1)	10,880,012	8,181,347
Payables under securities lending transactions	75,916	276,563
Other short-term borrowings	5,080,452	5,152,667
Long-term debt(1)	2,243,251	2,223,246

Total	¥18,642,615	¥16,189,489

Trading account liabilities	¥8,298,435	¥4,251,049

Note:

(1)	The table above reflects changes in presentation that were made to long-term repurchase agreements at March 31, 2017. See Note 1 for further information.